As filed with the Securities and Exchange Commission on May 22, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09128

Jundt Funds, Inc.
(Exact name of registrant as specified in charter)

301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Address of principal executive offices) (Zip code)

James R. Jundt
301 Carlson Parkway, Suite 120, Minnetonka, MN 55305
(Name and address of agent for service)

800-541-0677
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1. Schedule of Investments.

		Jundt Opportunity Fund

Schedule of Investments (unaudited)		March 31, 2006

COMMON STOCKS
Industry Description and Issue	Shares	Cost	Market Value (a)
Biotechnology (8.9%)
Amgen, Inc. (b)	12,700	$925,060	$923,925
Biogen Idec, Inc. (b)	4,200	201,544	197,820
Exelixis, Inc. (b)	33,600	223,301	403,536
Myogen, Inc. (b)	22,700	503,681	822,421
		1,853,586	2,347,702
Cellular Services (3.8%)
Sprint Nextel Corp.	39,000	906,700	1,007,760
Computer Hardware (0.9%)
Hewlett-Packard Co.	7,500	247,302	246,750
Computer Services/Software (19.0%)
Adobe Systems, Inc.	9,200	346,832	321,264
Immersion Corp. (b)(d)	437,000	4,197,248	3,793,160
Microsoft Corp.	34,000	921,380	925,140
		5,465,460	5,039,564
Consumer (0.2%)
Corning, Inc. (b)	2,400	39,573	64,584
Discount (1.3%)
Costco Wholesale Corp.	2,900	144,013	157,064
Sears Holding's Corp. (b)	200	26,881	26,448
Target Corp.	3,200	165,760	166,432
		336,654	349,944
Energy (2.1%)
Archer-Daniels-Midland Co.	13,200	409,902	444,180
Foster Wheeler Ltd (b)(f)	2,400	78,537	113,544
		488,439	557,724
Financial Services (3.6%)
American International Group, Inc.	4,300	279,249	284,187
Willis Group Holdings Ltd. (f)	19,200	721,876	657,792
		1,001,125	941,979
Healthcare Services (3.8%)
Express Scripts, Inc. (b)	4,100	211,129	360,390
HealthExtras, Inc. (b)	18,600	425,570	656,580
		636,699	1,016,970
Internet Services (1.1%)
aQuantive, Inc. (b)	10,200	255,616	240,108
Baidu.com - ADR (b)(f)	300	15,441	16,821
Yahoo!, Inc. (b)	1,100	33,508	35,486
		304,565	292,415
Media (1.1%)
Central European Media Entrprs (b)(f)	4,200	298,214	288,162
Medical Devices (8.3%)
China Med Technologies - ADR (b)(f)	15,000	405,862	453,150
Medicis Pharmaceutical	10,600	333,197	345,560
Medtronic, Inc.	4,000	194,144	203,000
St. Jude Medical, Inc. (b)	23,900	1,097,554	979,900
Stryker Corp.	4,600	198,216	203,964
		2,228,973	2,185,574
Miscellaneous (0.9%)
Garmin Ltd. (f)	3,000	207,819	238,290
National Radio (3.7%)
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	43,800	521,021	975,426

		Jundt Opportunity Fund

Schedule of Investments (unaudited)(concluded)			March 31, 2006

COMMON STOCKS (concluded)
Industry Description and Issue	Shares	Cost		Market Value (a)
Oil Drilling, Equipment & Services (4.3%)
GlobalSantaFe Corp. (f)	6,100	307,413		370,575
Nabors Industries Ltd. (b)(f)	5,100	348,453		365,058
Noble Corp. (f)	600	44,627		48,660
Schlumberger Ltd. (f)	2,400	296,774		303,768
Transocean, Inc. (b)(f)	700	53,374		56,210
		1,050,641		1,144,271
Pharmaceuticals (11.9%)
AstraZeneca Plc - ADR (f)	12,000	615,096		602,760
Schering-Plough Corp.	59,100	1,168,445		1,122,309
Sepracor, Inc. (b)	21,600	1,162,149		1,054,296
Wyeth	7,600	350,726		368,752
		3,296,416		3,148,117
Restaurants (1.6%)
Yum! Brands, Inc.	8,800	453,448		429,968
Semiconductor (1.8%)
SanDisk Corp. (b)	8,300	521,976		477,416
Specialty (0.5%)
Starbucks Corp. (b)	3,400	115,576		127,976
Telecommunications Infrastructure (4.0%)
Arris Group, Inc. (b)	39,400	528,311		542,144
Cisco Systems, Inc. (b)	2,400	49,957		52,008
Comtech Telecommunications (b)	7,500	302,065		218,775
Neustar, Inc. (b)	8,100	209,832		251,100
		1,090,165		1,064,027
Transportation (1.0%)
FedEx Corp.	2,400	251,870		271,056
Wireless (2.7%)
Palm Inc. New (b)	28,000	581,954		648,480
Research In Motion Ltd. (b)(f)	900	76,329		76,392
		658,283		724,872
Total Common Stocks (86.5%)		$21,974,505		$22,940,547

SHORT TERM INVESTMENTS	Principal
Industry Description and Issue	Amount	Cost		Market Value (a)
Repurchase Agreement (4.0%)
Repurchase agreement with U.S. Bank, N.A. 3.75%
acquired on 03/31/06 and due 04/03/06 with proceeds of
$1,073,397 collateralized by $1,052,00 FGCI, 4.50%, due
9/1/2018, value including accrued interest, $1,056,192.	1,052,000	1,052,000		1,052,000
Total Short-Term Investments (4.0%)		1,052,000		1,052,000
Total investments (90.5%)		$23,026,505	(c)	23,992,547
Other assets in excess of liabilities (9.5%)				2,517,559
TOTAL NET ASSETS (100.0%)				$26,510,106

Jundt Opportunity Fund

Schedule of Investments (unaudited)(concluded)						March 31, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2006, was
$23,673,403. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 3,033,430
	Gross unrealized depreciation		(2,714,286)
	Net unrealized appreciation		$ 319,144

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
	Immersion Corporation	$ 4,858,283	$ -	$ 661,035	$ 4,197,248	$ 3,793,160	$ -	$ (454,902)
	Total	$ 4,858,283	$ -	$ 661,035	$ 4,197,248	$ 3,793,160	$ -	$ (454,902)

(e)	As of March 31, 2006, initial margin deposits of $1,697,250
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue		Market Value		Depreciation
	23	S&P 500 - June 2006		$ 7,493,975		$ (66,023)
	89	Nasdaq 100 - June 2006		15,308,000		(239,247)
	Total			$ 22,801,975		$ (305,270)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $890,800, held in a margin account as collateral for short sales and options as of March 31, 2006.

			Jundt Twenty-Five Fund

Schedule of Investments (unaudited)			March 31, 2006

COMMON STOCKS
Industry Description and Issue	Shares	Cost	Market Value (a)
Biotechnology (7.2%)
Amgen, Inc. (b)	2,900	$211,015	$210,975
Amylin Pharmaceuticals, Inc. (b)	1,200	49,768	58,740
BioCryst Pharmaceuticals, Inc. (b)	6,700	136,868	121,002
Biogen Idec, Inc. (b)	1,000	47,973	47,100
		445,624	437,817
Cellular Services (3.8%)
Sprint Nextel Corp.	9,000	212,322	232,560
Computer Services/Software (19.2%)
Adobe Systems, Inc.	2,000	75,309	69,840
Immersion Corp. (b)(d)	102,100	2,022,275	886,228
Microsoft Corp.	7,700	208,641	209,517
		2,306,225	1,165,585
Discount (0.9%)
Costco Wholesale Corp.	700	34,802	37,912
Sears Holding's Corp. (b)	100	13,440	13,224
		48,242	51,136
Financial Services (2.5%)
Willis Group Holdings Ltd. (f)	4,500	169,124	154,170
Internet Services (2.8%)
CheckFree Corp. (b)	3,400	162,993	171,700
Media (1.1%)
Central European Media Entrprs (b)(f)	1,000	71,011	68,610
Medical Devices (9.3%)
China Med Technologies - ADR (b)(f)	3,500	94,481	105,735
Diomed Holdings, Inc. (b)	62,800	256,711	158,256
Medicis Pharmaceutical	2,400	75,235	78,240
St. Jude Medical, Inc. (b)	5,500	252,005	225,500
		678,432	567,731
National Radio (3.7%)
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	9,980	143,546	222,255
Oil Drilling, Equipment & Services (1.8%)
Noble Corp. (f)	200	14,863	16,220
Schlumberger Ltd. (f)	600	73,985	75,942
Transocean, Inc. (b)(f)	200	15,250	16,060
		104,098	108,222
Pharmaceuticals (10.4%)
AstraZeneca Plc - ADR (f)	2,800	143,522	140,644
Schering-Plough Corp.	13,400	264,956	254,466
Sepracor, Inc. (b)	4,900	262,912	239,169
		671,390	634,279
Specialty (0.5%)
Starbucks Corp. (b)	800	27,195	30,112
Telecommunications Infrastructure (0.9%)
Neustar, Inc. (b)	1,800	46,580	55,800
Wireless (2.4%)
Palm Inc. New (b)	6,400	132,995	148,224
Total Common Stocks (66.5%)		$5,219,777	$4,048,201

		Jundt Twenty-Five Fund

Schedule of Investments (unaudited)(concluded)			March 31, 2006

SHORT TERM INVESTMENTS	Principal
Industry Description and Issue	Amount	Cost		Market Value (a)
Repurchase Agreements (4.1%)
Repurchase agreement with U.S. Bank, N.A. 3.75%
acquired on 03/31/06 and due 04/03/06 with proceeds of
$250,000 collateralized by $250,000 FGLMC, 4.50%, due
7/1/2034, value including accrued interest, $255,583.	250,000	250,000		250,000
Total Short-Term Investments (4.1%)		250,000		250,000
Total Investments (70.6%)		$5,469,777	(c)	4,298,201
Other assets in excess of liabilities (29.4%)				1,791,839
Total Net Assets (100.0%)				$6,090,040

Jundt Twenty-Five Fund

Schedule of Investments (concluded)							March 31, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.

(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2006, was
$5,574,155. The aggregate gross unrealized appreciation and
depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 225,242
	Gross unrealized depreciation		(1,501,196)
	Net unrealized depreciation		$ (1,275,954)

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt Twenty-Five Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Losses
	Immersion Corporation	$ 2,195,057	$ -	$ 172,782	$ 2,022,275	$ 886,228	$ -	$ (124,408)
	Total	$ 2,195,057	$ -	$ 172,782	$ 2,022,275	$ 886,228	$ -	$ (124,408)

(e)	As of March 31, 2006, initial margin deposits of $303,000
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	4	S&P 500 - June 2006			$ 1,303,300		$ (9,369)
	16	Nasdaq 100 - June 2006			2,752,000		(38,208)
	Total				$ 4,055,300		$ (47,577)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $133,620, held in a margin account as collateral for short sales and options as of March 31, 2006.

		Jundt U.S. Emerging Growth Fund

Schedule of Investments (unaudited)			March 31, 2006

COMMON STOCKS
Industry Description and Issue	Shares	Cost	Market Value (a)
Biotechnology (12.5%)
Amylin Pharmaceuticals, Inc. (b)	2,900	$116,986	$141,955
BioCryst Pharmaceuticals, Inc. (b)	17,800	353,534	321,468
CV Therapeutics, Inc. (b)	6,000	150,532	132,480
Entremed, Inc. (b)	114,400	367,961	298,584
Exelixis, Inc. (b)	20,000	145,994	240,200
Myogen, Inc. (b)	13,500	270,648	489,105
United Therapeutics Corp. (b)	3,000	212,639	198,840
		1,618,294	1,822,632
Computer Services/Software (15.4%)
Entrust, Inc. (b)	10,000	61,497	45,000
Immersion Corp. (b)(d)	255,000	1,397,271	2,213,400
		1,458,768	2,258,400
Consumer (2.7%)
Senomyx, Inc. (b)	24,400	304,869	401,624
Energy (1.9%)
Parallel Petroleum Corp. (b)	8,600	145,788	158,670
Sunpower Corp. (b)	1,600	48,961	61,056
Suntech Power Holdings Co., Ltd - ADR (b)(f)	1,700	67,053	62,883
		261,802	282,609
Healthcare Services (2.6%)
HealthExtras, Inc. (b)	10,900	249,330	384,770
Internet Services (6.1%)
Akamai Technologies, Inc. (b)	6,300	155,003	207,207
aQuantive, Inc. (b)	5,800	145,350	136,532
Baidu.com - ADR (b)(f)	200	10,294	11,214
Marchex, Inc. (b)	6,800	149,520	146,200
Rediff Com India Ltd - ADR (b)(f)	6,000	150,411	126,420
Sina Corp. (b)(f)	9,700	252,232	270,630
		862,810	898,203
Media (1.1%)
Central European Media Entrprs (b)(f)	2,300	163,309	157,803
Medical Devices (9.5%)
China Med Technologies - ADR (b)(f)	10,800	346,402	326,268
Diomed Holdings, Inc. (b)	192,500	754,952	485,100
ev3, Inc. (b)	9,400	163,993	166,474
Intralase Corp. (b)	17,900	360,784	415,280
		1,626,131	1,393,122
Miscellaneous (4.0%)
Global Payments, Inc.	4,400	130,461	233,244
Verifone Holding's, Inc. (b)	11,700	346,406	354,393
		476,867	587,637
National Radio (5.9%)
Sirius Satellite Radio, Inc. (b)	36,000	241,120	182,880
Worldspace, Inc. (b)	17,200	223,471	129,860
XM Satellite Radio Holdings, Inc. - Class A (b)(g)	24,900	60,811	554,523
		525,402	867,263
Pharmaceuticals (5.4%)
Angiotech Pharmaceuticals, Inc. (b)(f)	14,800	249,642	219,040
Elan Corp PLC - ADR (b)(f)	23,500	352,042	339,340
Sepracor, Inc. (b)	4,600	249,892	224,526
		851,576	782,906

		Jundt U.S. Emerging Growth Fund

Schedule of Investments (unaudited)(concluded)				March 31, 2006

COMMON STOCKS (concluded)
Industry Description and Issue	Shares	Cost		Market Value (a)
Restaurants (3.1%)
Famous Dave's of America, Inc. (b)	17,000	192,383		222,020
Panera Bread Co. (b)	3,000	193,528		225,540
		385,911		447,560
Semiconductor (1.2%)
Integrated Device Technology, Inc. (b)	11,400	164,052		169,404
Telecommunications Infrastructure (3.8%)
Arris Group, Inc. (b)	22,600	303,041		310,976
Comtech Telecommunications (b)	4,500	181,239		131,265
j2 Global Communications, Inc. (b)	2,500	81,499		117,500
		565,779		559,741
TOTAL COMMON STOCKS (75.2%)		$9,514,900		$11,013,674

SHORT TERM INVESTMENTS	Principal
Industry Description and Issue	Amount	Cost		Market Value (a)
Repurchase Agreements (4.8%)
Repurchase agreement with U.S. Bank, N.A. 3.75%
acquired on 03/31/06 and due 04/03/06 with proceeds of
$8,426 collateralized by $8,594 FGLMC, 5.00%, due
5/1/2033, value including accrued interest, $8,464;
$690,005 collateralized by $703,750 FGCI, 4.50%, due
9/1/2018, value including accrued interest, $692,804;
$1,569 collateralized by $1,666 FHARM, 4.48%, due
2/1/2035, value including accrued interest, $1,575;	700,000	700,000		700,000
Total Short-Term Investments (4.8%)		700,000		700,000
Total Investments (80.0%)		$10,214,900	(c)	11,713,674
Other Assets in Excess of Liabilities (20.0%)				2,927,554
TOTAL NET ASSETS (100.0%)				$14,641,228

Jundt U.S. Emerging Growth Fund

Schedule of Investments (concluded)								March 31, 2006

Notes to Schedule of Investments:
Percentage of investments as shown is the ratio of the total market value to total net assets.
(a)	Securities are valued by procedures described in the financial statements.
(b)	Presently non-income producing.
(c)	Cost for federal income tax purposes at March 31, 2006, was
$10,273,571. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

	Gross unrealized appreciation		$ 2,589,734
	Gross unrealized depreciation		(1,149,631)
	Net unrealized appreciation		$ 1,440,103

(d)	Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the
Jundt U.S. Emerging Growth Fund, as defined in the Investment
Company Act of 1940, at or during the period ended March 31, 2006.
The activity for investments in Common Stocks of Affiliates
is as follows:

		Beginning	Purchase	Sales	Ending	Ending	Dividend	Net Realized
	Description	Cost	Cost	Cost	Cost	Market Value	Income	Gains/Losses
	Immersion Corporation	$ 3,448,194	$ -	$ 2,050,923	$ 1,397,271	$ 2,213,400	$ -	$ (1,419,738)
	Total	$ 3,448,194	$ -	$ 2,050,923	$ 1,397,271	$ 2,213,400	$ -	$ (1,419,738)

(e)	As of March 31, 2006, initial margin deposits of $787,500
have been pledged in connection with the following open
short future contracts.
Unrealized
	Contracts	Issue			Market Value		Depreciation
	10	S&P 500 - June 2006			$ 3,258,250		$ (30,178)
	42	Nasdaq 100 - June 2006			7,224,000		(107,391)
	Total				$ 10,482,250		$ (137,569)

(f)	Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

ADR- American Depository Receipt

(g)	Securities partially on deposit, with a market value of $111,350, held in a margin account as collateral for short sales and options as of March 31, 2006.

See accompanying notes to financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jundt Funds, Inc.

By (Signature and Title) /s/James R. Jundt
James R. Jundt, Chairman of the Board

Date May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Marcus E. Jundt
Marcus E. Jundt, President

Date May 22, 2006

By (Signature and Title) /s/Gerald M. Fitterer
Gerald M. Fitterer, Treasurer

Date May 22, 2006